Unsold Vacation Interests, Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory, Gross				$ 256,805	$ 190,565
Transfersfromassetstobedisposedbutnotactivelymarketed			0	1,589	0
other	275	(88)	704	(325)
Inventory, Net	300,488	256,525	315,867	256,805
Completed unsold Vacation Interests, net	252,455		268,007	221,062
Undeveloped Land	38,872		38,786	31,553
Vacation Interest Construction in Progress	9,161		9,074	4,190
Deferred Inventory Recovery	686	3,226	3,415	5,259
Transfers from assets held for sale			(431)	2,750
Vacationinterestscostofsales	(17,846)	(8,231)	(32,150)	9,695
Purchases in connection with Business combinations			33,888	23,125
Open market and bulk purchases	400	271	4,988	1,794
Interest Costs Capitalized	745	733	2,830	2,861
Construction in progress	452	231	2,067	1,749
Europe [Member]
Inventory, Net	39,814		40,515	23,084
Deferred Inventory Recovery	849	2,453	15,469	6,272
Inventories [Member]
effect on foreign currency translation	$ (1,952)	$ 1,121	$ 1,280	$ (543)